Financial Assets and Liabilities - Summary of Analysis of Gains (Losses) on Derivative Financial Instruments (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Gain Losses On Derivative Financial Instruments [Abstract]
Gains on derivative financial instruments (Note 4)	₱ 1,135	₱ 724	₱ 1,539
Hedge costs	(49)	(191)	(543)
Net gains on derivative financial instruments (Notes 4 and 5)	₱ 1,086	₱ 533	₱ 996